SUBSEQUENT EVENTS	3 Months Ended	10 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS	NOTE 8 - SUBSEQUENT EVENTS The Company has evaluated it activities subsequent to the period ended March 31, 2012, through May 8, 2012 and found no reportable subsequent events.

NOTE 11 – SUBSEQUENT EVENTS

The Company has evaluated it activities subsequent to the year ended December 31, 2011 through May 17, 2012 and found the following reportable subsequent events.

The Company has converted $500,000 in convertible notes payable and accrued interest into 2,071,931 common shares.

The acquisition of the Company by Hinto Energy, Inc. occurred on January 23, 2012, with the Company becoming a wholly owned subsidiary of Hinto Energy, Inc. The acquisition resulted in the Company’s’ shareholders exchanging 11,446,931 common shares, which included the 2,071,031 common shares resulting from note conversion mentioned in the previous paragraph of this Note 10, for shares of Hinto Energy common stock, exchanging 6,700,000, 2 to 5 year warrants, with exercise prices ranging from $1 to $3 dollars per share for warrants to purchase Hinto Energy stock, exchanging $175,000 of the Company’s promissory notes payable for notes payable by Hinto Energy, and the return of 2,700,000 shares of the Hinto Energy’s common stock currently held by South Uintah to Hinto Energy, Inc.

In March 2012 a note holder of South Uintah Gas Properties, Inc., Bridge Industries, LLC filed a complaint against the Company and Hinto Energy, Inc. in the Circuit Court of the Eighteenth Judicial Circuit, Seminole County, Florida, alleging in general breach of contract and seeking return of all monies lent to South Uintah Gas Properties, Inc. of $400,000, $200,000 which remains outstanding, the value of 1,000,000 shares of the Company’s common stock and other equity appreciation, and compensation for services and costs. The Company is evaluating the action and its response, and the outcome of the case is currently unknown.